STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - 9 months ended Dec. 31, 2020 - USD ($)	Class A common stock Private Placement Common Stock	Class A common stock IPO Common Stock	Class A common stock Common Stock	Class B common stock Common Stock	Private Placement Additional Paid-In Capital	Private Placement	IPO Additional Paid-In Capital	IPO	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Apr. 14, 2020			$ 0
Changes in Stockholders' Equity
Issuance of common stock to public offering, net of issuance cost and Sponsor in a private placement	$ 47	$ 1,357	0	$ 339	$ 4,713,953	$ 4,714,000	$ 127,611,235	$ 127,612,592	$ 24,661		$ 25,000
Issuance of common stock to public offering, net of issuance cost and Sponsor in a private placement (in shares)	471,400	13,570,000		3,392,500
Shares subject to possible redemption			$ (1,270)						(127,038,800)		(127,040,070)
Shares subject to possible redemption (In shares)			(12,704,007)
Net loss			$ 0							$ (311,513)	(311,513)
Ending balance at Dec. 31, 2020			$ 134	$ 339					$ 5,311,049	$ (311,513)	$ 5,000,009
Ending balance (in shares) at Dec. 31, 2020			1,337,393	3,392,500